Derivatives (Details 3) (Interest rate swap contacts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest rate swap contacts [Member]
Summary of amortization of terminated interest rate swap
2013	$ 310
2014	287
2015	262
2016	236
2017	208
Thereafter	185
Total future amortization of terminated interest rate swap contract	$ 1,488